Share-based compensation - Summary of Employee Stock Options Granted (Parenthetical) (Details) - Employee Stock Options - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited	3,615,022	(2,204,399)	(44,118)
Organizational Restructuring
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited		1,213,585
Group Organizational Restructuring
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employee stock options, Forfeited	2,581,696